ORGANIZATION AND PRINCIPAL ACTIVITIES - Principal Subsidiaries and VIE Subsidiaries (Detail)	12 Months Ended
Aug. 31, 2019
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 16, 2016
Impetus | Wholly Owned Subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Zhuhai Bright Scholar | Wholly Owned Subsidiaries | China | Management Consulting Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 24, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Time Education China Holdings Limited | Wholly Owned Subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 16, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Time Elan Education Technology Co., Ltd. | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 06, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd. | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 15, 2016
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar (Enlightenment) Investment Holdings Limited | Wholly Owned Subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 27, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar (UK) Holdings Limited | Wholly Owned Subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 31, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar (BCS) Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 01, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar (BCS) Property Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 01, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar (BCS) Management Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 01, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Beijing Bright Scholar Education Consulting Limited Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 20, 2016
Equity interest attributed to the Group as at August 31, 2019	100.00%
Foshan Shunde Elan Education Training Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 12, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shenzhen Elan Education Training Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangdong Bright Scholar Education Technology Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 26, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangzhou Elan Education Consulting Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 20, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangdong Zhixing Weilai Logistics Management Co., Ltd | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 24, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
CATS Colleges Holdings Limited | Wholly Owned Subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 13, 2019
Equity interest attributed to the Group as at August 31, 2019	100.00%
CEG Colleges Limited | Wholly Owned Subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as at August 31, 2019	100.00%
Cambridge Arts And Science Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 23, 1997
Equity interest attributed to the Group as at August 31, 2019	100.00%
CATS Canterbury Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as at August 31, 2019	100.00%
CATS College London Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 17, 2010
Equity interest attributed to the Group as at August 31, 2019	100.00%
Cambridge School of Visual and Performing Arts Limited | Wholly Owned Subsidiaries | The UK | Inactive
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 22, 1989
Equity interest attributed to the Group as at August 31, 2019	100.00%
CATS Retail Limited | Wholly Owned Subsidiaries | The UK | Inactive
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as at August 31, 2019	100.00%
Cambridge School Of Art And Design Limited | Wholly Owned Subsidiaries | The UK | Inactive
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 29, 1997
Equity interest attributed to the Group as at August 31, 2019	100.00%
Stafford House Companies Limited | Wholly Owned Subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 29, 2007
Equity interest attributed to the Group as at August 31, 2019	100.00%
Stafford House School of English Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 12, 1960
Equity interest attributed to the Group as at August 31, 2019	100.00%
Stafford House Study Holidays Limited | Wholly Owned Subsidiaries | The UK | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 14, 1989
Equity interest attributed to the Group as at August 31, 2019	100.00%
Study Holidays Limited | Wholly Owned Subsidiaries | The UK | Inactive
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 17, 1998
Equity interest attributed to the Group as at August 31, 2019	100.00%
CEG Properties Limited | Wholly Owned Subsidiaries | The UK | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 03, 1989
Equity interest attributed to the Group as at August 31, 2019	100.00%
CEG Holdings Canada Inc. | Wholly Owned Subsidiaries | Canada | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 03, 2016
CEG Holdings Canada Inc. | Wholly Owned Subsidiaries | Canada | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Equity interest attributed to the Group as at August 31, 2019	100.00%
Ontario Inc. | Wholly Owned Subsidiaries | Canada | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 24, 1992
Equity interest attributed to the Group as at August 31, 2019	100.00%
Alberta Inc. | Wholly Owned Subsidiaries | Canada | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 24, 1992
Equity interest attributed to the Group as at August 31, 2019	100.00%
Cambridge Education Group Holdings Inc. | Wholly Owned Subsidiaries | The US | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 29, 2011
Cambridge Education Group Holdings Inc. | Wholly Owned Subsidiaries | The US | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Equity interest attributed to the Group as at August 31, 2019	100.00%
CATS Academy Boston Inc. | Wholly Owned Subsidiaries | The US | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 05, 2012
Equity interest attributed to the Group as at August 31, 2019	100.00%
Boston Academy of English Inc. | Wholly Owned Subsidiaries | The US | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 07, 1992
Equity interest attributed to the Group as at August 31, 2019	100.00%
Intrax English Academies LLC | Wholly Owned Subsidiaries | The US | Overseas School
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 22, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Beijing Jingshiboda Education Technology Co., Ltd. | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 18, 2019
Equity interest attributed to the Group as at August 31, 2019	100.00%
Zhuhai Xin Xu Education Management Co., Ltd | Non-wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 11, 2017
Equity interest attributed to the Group as at August 31, 2019	80.00%
Xin Rui Management Co., Ltd | Non-wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 08, 2018
Equity interest attributed to the Group as at August 31, 2019	75.00%
Xin Rui Management Co., Ltd | Non-wholly Owned Subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Equity interest attributed to the Group as at August 31, 2019	75.00%
New Bridge Management Co., Ltd | Non-wholly Owned Subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Equity interest attributed to the Group as at August 31, 2019	75.00%
New Bridge Management Co., Ltd | Non-wholly Owned Subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 02, 2018
Foundation Education China Limited | Non-wholly Owned Subsidiaries | Cayman Islands | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 21, 2018
Foundation Education China Limited | Non-wholly Owned Subsidiaries | Hong Kong | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 19, 2012
Equity interest attributed to the Group as at August 31, 2019	75.00%
Foundation Academy Limited | Non-wholly Owned Subsidiaries | Hong Kong | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 16, 2009
Equity interest attributed to the Group as at August 31, 2019	75.00%
Foundation Education Services Limited | Non-wholly Owned Subsidiaries | Hong Kong | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 12, 2000
Equity interest attributed to the Group as at August 31, 2019	75.00%
Foundation Information Consulting (Shenzhen) Co., Ltd | Non-wholly Owned Subsidiaries | China | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 29, 2012
Equity interest attributed to the Group as at August 31, 2019	75.00%
FGE Holdings Limited | Non-wholly Owned Subsidiaries | The British Virgin Islands | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 24, 2016
Equity interest attributed to the Group as at August 31, 2019	75.00%
Foundation Global Education Limited | Non-wholly Owned Subsidiaries | Hong Kong | Study Abroad Consulting Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 22, 2009
Equity interest attributed to the Group as at August 31, 2019	75.00%
Can-Achieve (Beijing) Education Consulting Co., Ltd | Non-wholly Owned Subsidiaries | China | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 14, 2008
Equity interest attributed to the Group as at August 31, 2019	70.00%
Can-achieve Global Education, Inc. (Los Angeles) | Non-wholly Owned Subsidiaries | The US | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 01, 2016
Equity interest attributed to the Group as at August 31, 2019	70.00%
Can-Achieve International Education Limited | Non-wholly Owned Subsidiaries | Hong Kong | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 23, 2015
Equity interest attributed to the Group as at August 31, 2019	70.00%
Guangzhou Can-Achieve Global Consulting Co., Ltd | Non-wholly Owned Subsidiaries | China | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 19, 2016
Equity interest attributed to the Group as at August 31, 2019	70.00%
Zhengzhou Dahua Education Consulting Co., Ltd | Non-wholly Owned Subsidiaries | China | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 28, 2001
Equity interest attributed to the Group as at August 31, 2019	70.00%
Bright Scholar Wanjia (Beijing) Education Consulting Co., Ltd. | Non-wholly Owned Subsidiaries | China | Study Abroad Consulting Service And Referral Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 11, 1999
Equity interest attributed to the Group as at August 31, 2019	70.00%
Hangzhou Impression Arts Training Co., Ltd. | Non-wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 19, 2010
Equity interest attributed to the Group as at August 31, 2019	70.00%
Zhuhai Hengqin Dingjia Education Consulting Limited | Non-wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 13, 2019
Equity interest attributed to the Group as at August 31, 2019	70.00%
Cambridge Education Technology (Shanghai) Co Limited | Non-wholly Owned Subsidiaries | China | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2018
Equity interest attributed to the Group as at August 31, 2019	70.00%
CEG Hong Kong JV Limited | Non-wholly Owned Subsidiaries | Hong Kong | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 10, 2018
Equity interest attributed to the Group as at August 31, 2019	52.00%
BGY Education Investment | VIE | China | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 16, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Time Elan Education Technology (Beijing) Co., Ltd. | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 17, 2012
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shenzhen Time Elan Technology Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 19, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shanghai Elan Education And Training Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 30, 2016
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangdong Xingjian Education Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 02, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangdong Country Garden School ("GCGS") | VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 03, 1994
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huanan Country Garden School ("HCGS") | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 02, 2004
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huanan Country Garden Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 22, 2004
Equity interest attributed to the Group as at August 31, 2019	100.00%
Phoenix City Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 13, 2009
Equity interest attributed to the Group as at August 31, 2019	100.00%
Phoenix City Bilingual School ("PCBS") | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 01, 2004
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Huacheng School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2003
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Huacheng Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 21, 2003
Equity interest attributed to the Group as at August 31, 2019	100.00%
Xiju Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 03, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Dalang Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 15, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huadu Holiday Peninsula Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 05, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Jurong Country Garden School | VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Maoming Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 05, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Venice Bilingual School ("CGBS") | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2007
Equity interest attributed to the Group as at August 31, 2019	100.00%
Wuyi Country Garden Bilingual School | VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2009
Equity interest attributed to the Group as at August 31, 2019	100.00%
Heshan Country Garden School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2010
Equity interest attributed to the Group as at August 31, 2019	100.00%
Wuhan Country Garden School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 26, 2011
Equity interest attributed to the Group as at August 31, 2019	100.00%
Ningxiang Country Garden School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Zengcheng Country Garden School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 08, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Silver Beach School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 20, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Experimental School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 01, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huaxi Country Garden International School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Laian Country Garden Foreign Language School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 11, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Taishan Country Garden School | VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 24, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Lanzhou Country Garden School | VIE | China | Kindergarten And Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2016
Equity interest attributed to the Group as at August 31, 2019	100.00%
Chuzhou Country Garden Foreign Language School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 17, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shaoguan Country Garden English Foreign Language School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Kaiping Country Garden School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 22, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huidong Silver Beach Education Consulting Co., Ltd | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 30, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Ningxiang Country Garden Foreign Language Training School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Phoenix City Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 16, 2008
Equity interest attributed to the Group as at August 31, 2019	100.00%
Foshan Shunde Shengbo Culture And Arts Training Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 16, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Licheng Country Garden Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 17, 2004
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huaxi Country Garden International Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Nansha Country Garden Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 07, 2009
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shawan Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 05, 2010
Equity interest attributed to the Group as at August 31, 2019	100.00%
Heshan Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2010
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Venice Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2011
Equity interest attributed to the Group as at August 31, 2019	100.00%
Wuhan Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 26, 2011
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huanan Country Garden Cuiyun Mountain Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 31, 2012
Equity interest attributed to the Group as at August 31, 2019	100.00%
Zengcheng Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 18, 2013
Equity interest attributed to the Group as at August 31, 2019	100.00%
Fengxin Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 25, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Phoenix City Fengyan Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 25, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Huiyang Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 17, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Country Garden Silver Beach Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 20, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Haoting Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 27, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Danyang Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Qingyuan Country Garden Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Shaoguan Zhenjiang Country Garden Foreign Language Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 01, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Gaoming Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 13, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Enping Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 03, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Laian Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 11, 2015
Equity interest attributed to the Group as at August 31, 2019	100.00%
Kaiping Country Garden Jade Bay Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 22, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Chuzhou Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 17, 2017
Equity interest attributed to the Group as at August 31, 2019	100.00%
Dongguan Qishi Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 12, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Dongguan Qingxi Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jan. 09, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Ningxiang Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 01, 2014
Equity interest attributed to the Group as at August 31, 2019	100.00%
Bright Scholar Education Consulting (Huizhou) Co.,Ltd. | Wholly Owned Subsidiaries | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 23, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Beijing Huanxue International Travel Limited | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 14, 2016
Equity interest attributed to the Group as at August 31, 2019	100.00%
Guangzhou Huihua Education Consulting Limited Co., Ltd. | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 04, 2019
Equity interest attributed to the Group as at August 31, 2019	100.00%
Haiyang Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 27, 2018
Equity interest attributed to the Group as at August 31, 2019	100.00%
Foshan Shunde Beijiao Country Garden Guilanshan Kindergarten Co., Ltd. | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 02, 2018
Xiangtan Yisuhe Country Garden Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 20, 2019
Wuhan Ruijiang Bright Scholar Education Industry Investment Fund Limited Partnership | VIE | China | Investment Holding
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 10, 2018
Equity interest attributed to the Group as at August 31, 2019	99.98%
Wuhan Qiaosheng Education Investment Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jul. 21, 2017
Equity interest attributed to the Group as at August 31, 2019	75.00%
Wuhan Qingshan District Bilingual Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 16, 2006
Equity interest attributed to the Group as at August 31, 2019	75.00%
Wuhan Donghu Tech Development Zone Xinqiao Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 08, 2008
Equity interest attributed to the Group as at August 31, 2019	75.00%
Wuhan Donghu Tech Development Zone Xinqiao-Jinxiu Longcheng Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 20, 2009
Equity interest attributed to the Group as at August 31, 2019	75.00%
Wuhan Dongxihu District Dongqiao Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 08, 2008
Equity interest attributed to the Group as at August 31, 2019	75.00%
Wuhan Hongshan District Xinqiao Aijia Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 25, 2011
Equity interest attributed to the Group as at August 31, 2019	75.00%
Shenghua Country Garden Bilingual School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 07, 2017
Equity interest attributed to the Group as at August 31, 2019	70.00%
Baoding Baigou New City Shenghua Country Garden Kindergarten Co., Ltd. | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 28, 2017
Equity interest attributed to the Group as at August 31, 2019	70.00%
Baoding Baigou New City Bright Scholar Shenghua Education Consulting Co., Ltd. | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 19, 2017
Equity interest attributed to the Group as at August 31, 2019	70.00%
Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing") | VIE | China | Education Promotion Service
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 30, 2014
Equity interest attributed to the Group as at August 31, 2019	51.67%
Chengdu Yinzhe Education and Technology Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 11, 2015
Equity interest attributed to the Group as at August 31, 2019	70.00%
Chengdu Laizhe Education and Technology Co., Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Nov. 12, 2013
Equity interest attributed to the Group as at August 31, 2019	70.00%
Dreambig Career Limited | VIE | Hong Kong | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 14, 2017
Equity interest attributed to the Group as at August 31, 2019	70.00%
Hubei Sannew Education Development Limited | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Feb. 16, 2015
Equity interest attributed to the Group as at August 31, 2019	80.00%
Sannew American Middle School | VIE | China | Formal Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 26, 2016
Equity interest attributed to the Group as at August 31, 2019	80.00%
Wuhan Mierdun Education Technology Limited | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	May 17, 2019
Equity interest attributed to the Group as at August 31, 2019	79.20%
Heze Qiqiaoban Education Technology Limited | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Mar. 14, 2017
Equity interest attributed to the Group as at August 31, 2019	85.00%
Heze Economic Development Zone Qiqiaoban-OCT Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 17, 2014
Equity interest attributed to the Group as at August 31, 2019	85.00%
Qiqiaoban Oscar Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Oct. 08, 2015
Equity interest attributed to the Group as at August 31, 2019	85.00%
Heze Economic Development Zone Electric Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Aug. 03, 2013
Equity interest attributed to the Group as at August 31, 2019	85.00%
HeZe Qiqiaoban Juancheng Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 27, 2016
Equity interest attributed to the Group as at August 31, 2019	85.00%
Heze Mudan District Yihai Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Sep. 20, 2017
Equity interest attributed to the Group as at August 31, 2019	85.00%
Juye Phoenix Qiqiaoban Dongfang Xintiandi Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 30, 2015
Equity interest attributed to the Group as at August 31, 2019	85.00%
Caoxian Qiqiaoban Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 31, 2015
Equity interest attributed to the Group as at August 31, 2019	85.00%
Juancheng Shuncheng International Kindergarten | VIE | China | Kindergarten Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Dec. 31, 2015
Equity interest attributed to the Group as at August 31, 2019	85.00%
Shangdong Boshiyou Education Consulting Limited | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Apr. 30, 2019
Equity interest attributed to the Group as at August 31, 2019	90.00%
Chengdu Boxuele Education Management Consulting Co Ltd | VIE | China | Complementary Education Services
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	Jun. 17, 2019
Equity interest attributed to the Group as at August 31, 2019	75.00%